Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
CIK	dei_EntityCentralIndexKey	0000906185
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Janus Henderson Flexible Bond Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAFLX
Janus Henderson Global Research Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAWGX
Janus Henderson Global Sustainable Equity Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHISX
Janus Henderson Overseas Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAIGX
Janus Henderson Balanced Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JABLX
Janus Henderson Enterprise Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAAGX
Janus Henderson Forty Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACAX
Janus Henderson Research Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGRX
Janus Henderson Global Technology and Innovation Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGLTX
Janus Henderson Mid Cap Value Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMVX